Share capital and reserves - Listing and Share Transaction Costs (Details) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Share Capital, Reserves and Other Equity Interest [Abstract]
Share issue related cost, beginning balance		€ 13.3	€ 13.3
Share issue related cost	€ 5.3	0.5	0.0	€ 8.0
Share issue related cost, ending balance	€ 13.3	€ 13.8	€ 13.3